Accounts payable for business combination (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts payable for business combination
Total	R$ 532,313	R$ 48,055	R$ 10,941
Total (%)	100.00%	100.00%
Not later than one year [member]
Accounts payable for business combination
Total	R$ 20,502	R$ 17,132
Total (%)	3.90%	35.70%
Later than one year and not later than two years [member]
Accounts payable for business combination
Total	R$ 35,685	R$ 13,811
Total (%)	6.70%	28.70%
Later than two years and not later than three years [member]
Accounts payable for business combination
Total	R$ 166,730	R$ 17,112
Total (%)	31.30%	35.60%
Later than three years and not later than four years [member]
Accounts payable for business combination
Total	R$ 153,264
Total (%)	28.80%
Later than four years and not later than five years [member]
Accounts payable for business combination
Total	R$ 156,132
Total (%)	29.30%